INCOME TAXES - Net deferred tax assets (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Deferred tax assets:
Net operating loss carryforward	$ 84,474	$ 107,858
Accrued payroll liability	16,546	12,137
Valuation allowance	(84,474)	(107,858)
Net deferred tax assets	$ 16,546	$ 12,137